FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES (Details 10) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	$ 1,843,708	$ 1,134,372
Derivative financial liabilities	(1,295,070)	(945,853)
Derivative financial Assets liabilities	548,638	188,519
Forward contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	295,326	172,682
Derivative financial liabilities	(306,600)	(147,446)
Derivative financial Assets liabilities	(11,274)	25,236
Forward contract [member] | Up to 1 year [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	277,578	170,299
Derivative financial liabilities	(292,585)	(141,326)
Forward contract [member] | From 1 to 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	17,741	2,383
Derivative financial liabilities	(14,015)	(6,120)
Forward contract [member] | Over 3 years [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	7	0
Derivative financial liabilities	0	0
Swap contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	1,452,164	946,695
Derivative financial liabilities	(958,881)	(781,464)
Derivative financial Assets liabilities	493,283	165,231
Swap contract [member] | Up to 1 year [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	645,735	240,690
Derivative financial liabilities	(270,900)	(135,749)
Swap contract [member] | From 1 to 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	345,321	339,934
Derivative financial liabilities	(262,848)	(321,708)
Swap contract [member] | Over 3 years [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	461,108	366,071
Derivative financial liabilities	(425,133)	(324,007)
Option contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	96,218	14,995
Derivative financial liabilities	(29,589)	(16,943)
Derivative financial Assets liabilities	66,629	(1,948)
Option contract [member] | Up to 1 year [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	69,292	14,229
Derivative financial liabilities	(17,305)	(15,836)
Option contract [member] | From 1 to 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	26,926	766
Derivative financial liabilities	(12,284)	(1,107)
Option contract [member] | Over 3 years [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	0	0
Derivative financial liabilities	0	0
Futures contract [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	1,843,708	1,134,372
Derivative financial liabilities	(1,295,070)	(945,853)
Derivative financial Assets liabilities	43,365	3,947,783
Futures contract [member] | Up to 1 year [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	992,605	425,218
Derivative financial liabilities	(580,790)	(292,911)
Futures contract [member] | From 1 to 3 years [member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	389,988	343,083
Derivative financial liabilities	(289,147)	(328,935)
Futures contract [member] | Over 3 years [Member]
Disclosure of financial assets investments and derivatives [Line Items]
Derivative financial assets	461,115	366,071
Derivative financial liabilities	$ (425,133)	$ (324,007)